Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of earnings per share

	2021	2020	2019
(Loss)/ Income attributable to equity holders of the Group	(117,755)	(253,053)	9,099
Weighted average number of shares (thousands)	160,500	160,022	160,022
Basic earnings per share of the year	(0.73)	(1.58)	0.06